Employee benefits (Details 1) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Employee Benefits [Line Items]
Service cost	₨ 31,865	₨ 29,854	₨ 28,929
Interest cost	10,088	8,753	10,106
Interest income	(2,303)	(1,705)	(1,781)
Gratuity cost	₨ 39,650	₨ 36,902	₨ 37,254